Long-Term Loan	12 Months Ended
Dec. 31, 2025
Long-Term Loan [Abstract]
LONG-TERM LOAN

NOTE 7: - LONG-TERM LOAN

In connection with financing the acquisition of a long-term leasehold on a plot of land in the Har Hotzvim Industrial Park in Jerusalem, the Company entered into agreements with Bank Leumi Le-Israel BM (the “Lender”), for: 1) a letter of credit in the amount of approximately NIS 7,904 ($2,054) to the benefit of the Israel Land Authority in September 2023, and; 2) a long-term loan in the amount of approximately NIS 20,263 ($5,248) in October 2023. Both instruments are denominated in NIS and secured by deposits that the Company maintains at the Lender.

Following an extension of the long-term loan agreed with the Lender, the long-term loan matures in a bullet payment due in January 2027, subject to any extensions as may be agreed with the Lender, and bears monthly interest at a spread of 0.46% below the NIS prime rate in Israel, which is 1.50% above the Bank of Israel lending rate.

The Company chose to use these financing instruments to close the acquisition of the long-term leasehold, pending its exploration of comprehensive long-term financing alternatives for the development of the land into a larger headquarters for the Company.

The Company recorded interest expense of $75, $321, and $326 for the years ended December 31, 2023, 2024, and 2025, respectively. Currency exchange expense (income) was $338, $(31), and $796 for the years ended December 31, 2023, 2024, and 2025, respectively.